Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	89,775,268	78,697,118
Number of Shares, Issued and Outstanding	68,776,614	68,776,614
Aggregate Balance (in Dollars)	$ 297,201	$ 297,201
Aggregate Liquidation Preference (in Dollars)	$ 302,397	$ 302,397
Common stock:
Authorized, Shares		97,485,929
Issued and Outstanding, Shares		8,865,933
Authorized, Less shares subject to restriction
Issued and Outstanding, Less shares subject to restriction		(423)
Authorized, Common stock	111,702,628	97,485,929
Issued and Outstanding, Common stock	8,992,463	8,865,510
Series A Senior [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	7,260,666	7,260,666
Number of Shares, Issued and Outstanding	6,939,098	6,939,098
Aggregate Balance (in Dollars)	$ 4,032	$ 4,032
Aggregate Liquidation Preference (in Dollars)	$ 4,100	$ 4,100
Series B Senior [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	5,805,056	5,805,056
Number of Shares, Issued and Outstanding	5,805,057	5,805,057
Aggregate Balance (in Dollars)	$ 9,949	$ 9,949
Aggregate Liquidation Preference (in Dollars)	$ 10,000	$ 10,000
Series C Senior [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	9,304,900	9,304,900
Number of Shares, Issued and Outstanding	9,224,670	9,224,670
Aggregate Balance (in Dollars)	$ 39,613	$ 39,613
Aggregate Liquidation Preference (in Dollars)	$ 39,840	$ 39,840
Series D Senior [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	30,449,674	19,371,524
Number of Shares, Issued and Outstanding	25,209,401	18,915,820
Aggregate Balance (in Dollars)	$ 125,675	$ 93,727
Aggregate Liquidation Preference (in Dollars)	$ 127,971	$ 96,023
Series E Senior [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	23,850,034	23,850,034
Number of Shares, Issued and Outstanding	14,787,031	14,787,031
Aggregate Balance (in Dollars)	$ 90,468	$ 90,468
Aggregate Liquidation Preference (in Dollars)	$ 93,001	$ 93,001
Series E-1 Senior [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	11,412,474	11,412,474
Number of Shares, Issued and Outstanding	5,118,893	11,412,474
Aggregate Balance (in Dollars)	$ 25,985	$ 57,933
Aggregate Liquidation Preference (in Dollars)	$ 25,985	$ 57,933
Junior Preferred [Member]
Convertible Preferred Stock and Common Stock (Details) - Schedule of convertible preferred stock [Line Items]
Number of Shares, Authorized	1,692,464	1,692,464
Number of Shares, Issued and Outstanding	1,692,464	1,692,464
Aggregate Balance (in Dollars)	$ 1,479	$ 1,479
Aggregate Liquidation Preference (in Dollars)	$ 1,500	$ 1,500